Fair Value Measurement - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
U.S. Treasury bills
Financial Assets
U.S. Treasury bills	$ 174,315	$ 217,204
Fair Value, Recurring
Financial Assets
Derivative financial instrument	1,674	2,202
Total	182,851	242,236
Financial Liabilities
Contingent consideration	8,202	8,242
Fair Value, Recurring | U.S. Treasury bills
Financial Assets
U.S. Treasury bills	174,315	217,204
Level 1 | Fair Value, Recurring
Financial Assets
Derivative financial instrument	0	0
Total	6,862	22,830
Financial Liabilities
Contingent consideration	0	0
Level 1 | Fair Value, Recurring | U.S. Treasury bills
Financial Assets
U.S. Treasury bills	0	0
Level 2 | Fair Value, Recurring
Financial Assets
Derivative financial instrument	1,674	2,202
Total	175,989	219,406
Financial Liabilities
Contingent consideration	0	0
Level 2 | Fair Value, Recurring | U.S. Treasury bills
Financial Assets
U.S. Treasury bills	174,315	217,204
Level 3 | Fair Value, Recurring
Financial Assets
Derivative financial instrument	0	0
Total	0	0
Financial Liabilities
Contingent consideration	8,202	8,242
Level 3 | Fair Value, Recurring | U.S. Treasury bills
Financial Assets
U.S. Treasury bills	0	0
Money market funds | Fair Value, Recurring
Financial Assets
Money market funds	6,862	22,830
Money market funds | Level 1 | Fair Value, Recurring
Financial Assets
Money market funds	6,862	22,830
Money market funds | Level 2 | Fair Value, Recurring
Financial Assets
Money market funds	0	0
Money market funds | Level 3 | Fair Value, Recurring
Financial Assets
Money market funds	$ 0	$ 0